BUSINESS ACQUISITIONS (Details 2) - iGEMS [Member] - $ / shares	Feb. 28, 2022	Dec. 14, 2021
Weighted average expected number of shares to vest
Low Case	315,563	315,563
Base Case	422,025	422,025
High Case	561,638	561,638
Expected number of shares to vest	428,655	428,655
Liquid share price	$ 0.68	$ 1.10